Subsequent Events (Details) - $ / shares	Aug. 12, 2026	Jul. 22, 2026	May 07, 2026	Feb. 10, 2026
Subsequent Events
Distribution made to limited partner, distributions paid per unit			$ 0.05	$ 0.05
Subsequent event | Quarterly unit cash distribution from May 12, 2026 to August 11, 2026 | Series A Preferred
Subsequent Events
Distribution made to limited partner and general partner announcement date		Jul. 22, 2026
Distribution made to limited partner, distributions paid per unit		$ 0.5625
Distributions per unit declared - distribution date		Aug. 12, 2026
Distributions per unit declared - record date		Aug. 05, 2026
Subsequent event | Quarterly Common unit cash distribution
Subsequent Events
Distribution made to limited partner and general partner announcement date	Aug. 12, 2026
Distribution made to limited partner, distributions paid per unit	$ 0.05
Distributions per unit declared - distribution date	Aug. 28, 2026
Distributions per unit declared - record date	Aug. 24, 2026